Financial structure and financial costs - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Credit risk
Maximum credit risk exposure	$ 70,436	$ 61,319	$ 60,892
Net margin call (paid) received	(870)	2,605	(124)
Sale of receivables
Credit risk
Net value of receivables sold	7,845
Financial asset remaining recognized after date of sale	0
Recognised liabilities representing continuing involvement in derecognised financial assets	0
Reverse factoring
Credit risk
Net value of receivables sold	300
Loans to equity affiliates
Credit risk
Maximum credit risk exposure	5,135	4,718	4,378
Loans and advances
Credit risk
Maximum credit risk exposure	2,878	3,048	3,407
Other non-current financial assets related to operational activities
Credit risk
Maximum credit risk exposure	937	1,069	891
Non-current financial assets
Credit risk
Maximum credit risk exposure	679	908	1,219
Accounts receivable, net
Credit risk
Maximum credit risk exposure	14,893	12,213	10,629
Other operating receivables
Credit risk
Maximum credit risk exposure	9,336	10,218	10,909
Current financial assets
Credit risk
Maximum credit risk exposure	3,393	4,548	6,190
Cash and cash equivalents
Credit risk
Maximum credit risk exposure	$ 33,185	$ 24,597	$ 23,269